FAIR VALUE MEASUREMENTS (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 28, 2015	Feb. 28, 2014
Fair value of Level 3 derivative warrant liability, beginning	$ 273,000
Additions	150,544
Change in fair value:	(172,900)	$ 118,300
Fair value of Level 3 derivative warrant liability, end	250,644	273,000
Series B Preferred Stock [Member] | Warrants [Member]
Fair value of Level 3 derivative warrant liability, beginning	$ 273,000
Additions
Change in fair value:	$ (172,900)
Fair value of Level 3 derivative warrant liability, end	$ 100,100	$ 273,000
Warrants [Member]
Fair value of Level 3 derivative warrant liability, beginning
Additions	$ 150,544
Change in fair value:
Fair value of Level 3 derivative warrant liability, end	$ 150,544